COMMITMENTS AND CONTINGENT LIABILITIES - CONTINGENT LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 24,398	¥ 24,192
Liability accrued for a loss under guarantee	0
Joint ventures
Disclosure of contingent liabilities in business combination [line items]
Guarantees	5,033	940
Associates
Disclosure of contingent liabilities in business combination [line items]
Guarantees	12,168	13,520
Zhongtian Synergetic Energy
Disclosure of contingent liabilities in business combination [line items]
Guarantees	12,168	13,520
Guarantee in respect to standby credit facilities granted by banks	17,050
Others
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 7,197	¥ 9,732